Bank loan Payables - Schedule of Bank Loans Payable (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank Loans Payable [Line Items]
Total loan payables		$ 117,345	$ 711,585
Current portion of bank loan payables		117,345	623,878
Non-current portion of bank loan payables			87,707
WeBank [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Apr. 20, 2022
Loan Amount		$ 42,240
Interest Rate		7.20%
Maturity Date		Feb. 24, 2024
Guaranteed by	[1]	*Xingbo Wang, the legal representative of Gongwuyuan
Total loan payables			8,046
WeBank One [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Feb. 23, 2022
Loan Amount		$ 140,800
Interest Rate		7.20%
Maturity Date		Feb. 22, 2024
Guaranteed by		Xingbo Wang, the legal representative of Gongwuyuan
Total loan payables			13,410
WeBank Two [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 03, 2023
Loan Amount		$ 98,560
Interest Rate		14.26%
Maturity Date		Feb. 24, 2025
Guaranteed by	[1]	*Peng Yao, the legal representative of Yifang
Total loan payables		$ 9,133	65,707
WeBank Three [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 16, 2023
Loan Amount		$ 21,120
Interest Rate		8.35%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables		$ 2,569	13,200
WeBank Four [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 16, 2023
Loan Amount		$ 33,792
Interest Rate		8.35%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables		$ 5,137	26,400
WeBank Five [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 20, 2023
Loan Amount		$ 42,240
Interest Rate		8.82%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables		$ 4,110	21,120
WeBank Six [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Aug. 24, 2023
Loan Amount		$ 24,077
Interest Rate		11.16%
Maturity Date		Aug. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables		$ 7,809	20,064
WeBank Seven [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Sep. 25, 2023
Loan Amount		$ 29,568
Interest Rate		12.78%
Maturity Date		Sep. 22, 2025
Guaranteed by		Xingbo Wang, the legal representative of Gongwuyuan
Total loan payables		$ 10,789	25,872
Nan Yue Bank [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 16, 2023
Loan Amount		$ 98,560
Interest Rate		8.35%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables		$ 11,987	61,600
NanYue Bank One [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 16, 2023
Loan Amount		$ 49,280
Interest Rate		8.35%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables		$ 5,994	30,800
NanYue Bank Two [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Apr. 22, 2022
Loan Amount		$ 98,560
Interest Rate		7.20%
Maturity Date		Apr. 22, 2024
Guaranteed by		Xingbo Wang, the legal representative of Gongwuyuan
Total loan payables			18,773
China Minsheng Bank [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 20, 2023
Loan Amount		$ 78,848
Interest Rate		8.82%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables		$ 9,590	49,280
China Minsheng Bank One [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Aug. 24, 2023
Loan Amount		$ 56,179
Interest Rate		11.16%
Maturity Date		Aug. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables		$ 18,221	46,816
Xinwang Bank [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Jan. 17, 2024
Loan Amount		$ 56,163
Interest Rate		18.00%
Maturity Date		Jan. 17, 2026
Guaranteed by		NA
Total loan payables		$ 32,006
Bank of Communications [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 30, 2023
Loan Amount		$ 73,075
Interest Rate		4.95%
Maturity Date		Mar. 29, 2024
Guaranteed by		Xingbo Wang, the legal representative of Gongwuyuan
Total loan payables			73,075
China Construction Bank [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Apr. 21, 2023
Loan Amount		$ 225,353
Interest Rate		3.80%
Maturity Date		Apr. 21, 2024
Guaranteed by		Xingbo Wang, the legal representative of Gongwuyuan
Total loan payables			225,533
Huaneng Guicheng Trust Co., Ltd [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Feb. 22, 2022
Loan Amount		$ 126,720
Interest Rate		7.20%
Maturity Date		Feb. 22, 2024
Guaranteed by		Xingbo Wang, the legal representative of Gongwuyuan
Total loan payables			$ 12,069

[1]	Xingbo Wang, a related party of the Company, serves as the legal representative of Gongwuyuan. Peng Yao, a related party of the Company, serves as the legal representative of Yifang.